Segmented Information - Summary of Information Relati (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 1,338,812	$ 1,350,759
Production costs and royalties	724,166	868,018
Depreciation	254,469	253,453
Mine operating earnings	360,177	229,288
Mine care and maintenance	102,105	23,662
Capital expenditures	191,657	225,077
Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	630,609	785,366
Production costs and royalties	396,138	538,054
Depreciation	138,086	172,299
Mine operating earnings	96,385	75,013
Mine care and maintenance	88,519	17,738
Capital expenditures	109,390	130,003
Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	708,203	565,393
Production costs and royalties	328,028	329,964
Depreciation	114,850	79,824
Mine operating earnings	265,325	155,605
Mine care and maintenance	7,567	0
Capital expenditures	81,410	94,584
Dolores mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	250,219	248,744
Production costs and royalties	146,961	191,320
Depreciation	87,694	104,701
Mine operating earnings	15,564	(47,277)
Mine care and maintenance	10,175	0
Capital expenditures	44,861	50,657
La Colorada mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	128,824	177,698
Production costs and royalties	69,663	75,139
Depreciation	19,608	23,175
Mine operating earnings	39,553	79,384
Mine care and maintenance	7,973	0
Capital expenditures	29,388	20,275
Huaron mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	72,073	117,118
Production costs and royalties	39,612	76,962
Depreciation	7,069	13,638
Mine operating earnings	25,392	26,518
Mine care and maintenance	20,840	0
Capital expenditures	4,500	10,936
Morococha mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	47,046	101,549
Production costs and royalties	35,768	73,396
Depreciation	7,203	15,482
Mine operating earnings	4,075	12,671
Mine care and maintenance	20,023	0
Capital expenditures	10,168	15,556
San Vicente mine [member] | Bolivia | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	48,396	76,968
Production costs and royalties	35,753	57,805
Depreciation	6,725	9,449
Mine operating earnings	5,918	9,714
Mine care and maintenance	2,890	0
Capital expenditures	4,877	4,960
Manantial Espejo mine [member] | Argentina | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	84,051	63,289
Production costs and royalties	68,381	63,432
Depreciation	9,787	5,854
Mine operating earnings	5,883	(5,997)
Mine care and maintenance	5,617	0
Capital expenditures	10,789	26,512
Escobal mine [member] | Guatemala | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue		0
Production costs and royalties	0	0
Depreciation		0
Mine operating earnings	0	0
Mine care and maintenance	21,001	17,738
Capital expenditures	4,807	1,107
Shahuindo mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	270,043	189,372
Production costs and royalties	97,940	90,877
Depreciation	40,562	28,649
Mine operating earnings	131,541	69,846
Mine care and maintenance	3,855	0
Capital expenditures	23,335	33,280
La Arena mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	176,028	174,803
Production costs and royalties	72,676	99,915
Depreciation	27,683	14,873
Mine operating earnings	75,669	60,015
Mine care and maintenance	3,712	0
Capital expenditures	37,324	47,557
Timmins mine [member] | Canada | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	262,132	201,218
Production costs and royalties	157,412	139,172
Depreciation	46,605	36,302
Mine operating earnings	58,115	25,744
Mine care and maintenance	0	0
Capital expenditures	20,751	13,747
Pas Corp mine [member] | Canada | Other Segment [member]
Disclosure of operating segments [line items]
Revenue		0
Production costs and royalties	0	0
Depreciation	491	488
Mine operating earnings	(491)	(488)
Mine care and maintenance	0	0
Capital expenditures	297	396
Navidad mine [member] | Argentina | Other Segment [member]
Disclosure of operating segments [line items]
Revenue		0
Production costs and royalties	0	0
Depreciation	0	0
Mine operating earnings	0	0
Mine care and maintenance	6,019	5,924
Capital expenditures	0	9
Other [member] | Other | Other Segment [member]
Disclosure of operating segments [line items]
Revenue	0	0
Production costs and royalties	0	0
Depreciation	1,042	842
Mine operating earnings	(1,042)	(842)
Mine care and maintenance	0	0
Capital expenditures	$ 560	$ 85